Stockholders' Equity - Additional Information (Detail)		1 Months Ended			3 Months Ended		12 Months Ended
	Jul. 16, 2013	Aug. 31, 2014 shares	Jul. 31, 2014 shares	Apr. 30, 2013 USD ($) Employee Office shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding under 2009 stock incentive plan							0	0	245,443
Unamortized stock-based compensation cost related to RSU recognition period					30 months		3 years
Period considered to compute average closing price of common stock								30 days
Preferred stock, shares issued							0	0
Research and development expenses | $					$ 313,017	$ 25,325	$ 2,430,735	$ 1,065,169
Additional paid-in capital | $							450,000
Total Stock based compensation expense | $					419,703		$ 753,585
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares issued							0	170,001
Mayne [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued during the period							10,250,569
Warrant exercise price | $ / shares							$ 0.0878
Warrant expiration date							Jun. 24, 2019
Mayne [Member] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value adjustment of warrants | $							$ 600,000
Mayne [Member] | Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares issued							258,363
Research and development expenses | $							$ 1,300,000
Hedgepath LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued during the period							10,250,569
Warrant exercise price | $ / shares							$ 0.0878
Warrant expiration date							Jun. 24, 2019
Hedgepath LLC [Member] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional paid-in capital | $							$ 450,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock based compensation expense related to RSU | $							$ 753,585	$ 0
Unamortized stock-based compensation cost related to non-vested stock awards | $					2,600,000
Total Stock based compensation expense | $					$ 419,703
Restricted Stock Units (RSUs) [Member] | CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs issued to Chief Financial Officer		7,000,000
RSUs vesting percentage		50.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period					3 years		3 years
Period during which options are exercisable					10 years		10 years
Employee Stock Option [Member] | More Than 10% Common Stock Owners [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as percentage of fair market value of shares					110.00%		110.00%
Minimum percentage of the company's voting stock ownership for 110% exercise price of stock options					10.00%		10.00%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as percentage of fair market value of shares					100.00%		100.00%
Employee Stock Option [Member] | Maximum [Member] | More Than 10% Common Stock Owners [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period during which options are exercisable					5 years		5 years
Nonvested Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation cost related to non-vested stock awards | $							$ 3,000,000
Commonwealth Biotechnologies, Inc. [Member] | Ceo Board Member And Former Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period considered to compute average closing price of common stock				30 days
Number of board member to whom restricted shares were issued | Employee				1
Number of former officer to whom restricted shares were issued | Office				1
Commonwealth Biotechnologies, Inc. [Member] | Restricted Stock [Member] | Ceo Board Member And Former Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock issued during the period				3,328,467
Market value of restricted stock issued during the period | $				$ 152,000
2009 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding under 2009 stock incentive plan							0
Equity Incentive Plan [Member] | 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be issued under Equity Incentive Plan					32,583,475		32,583,475
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | 2014 [Member] | CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock issued during the period			15,041,738				15,041,738
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | 2014 [Member] | Board Members and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock issued during the period					1,500,000		1,500,000
2002 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of cancellation of options	90 days
Options cancellation date	Jul. 16, 2013
2007 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of cancellation of options	90 days
Options cancellation date	Jul. 16, 2013